Subsequent Events - Additional Information (Detail) $ in Thousands				6 Months Ended
	Jul. 20, 2017	Jul. 19, 2017 USD ($)	Mar. 19, 2017 USD ($)	Jul. 20, 2017
Dare Bioscience, Inc. [Member]
Subsequent Event [Line Items]
Investment Income, Investment Expense			$ 1,250
Dare Bioscience, Inc. [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Investment Income, Investment Expense		$ 1,250
Private Dare [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Stock purchase transaction completion date				Jul. 19, 2017
Reverse stock split, description	1-for-10
Reverse stock split	0.1